INTANGIBLE ASSETS - Intangible assets by segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Composition of other intangible assets by segment
Other intangible assets	R$ 622,578	R$ 673,262	R$ 836,096	R$ 972,089
Brazil
Composition of other intangible assets by segment
Other intangible assets	220,303	238,243	295,107
Special Steel
Composition of other intangible assets by segment
Other intangible assets	156,557	132,934	136,910
South America
Composition of other intangible assets by segment
Other intangible assets	1,534	1,729	1,441
North America
Composition of other intangible assets by segment
Other intangible assets	R$ 244,184	R$ 300,356	R$ 402,638